Share capital (Details)	6 Months Ended
Jun. 30, 2023 shares
Ordinary Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)	48,088,346
Exercise of share options (in shares)	853,003
Number of shares outstanding at end of period (in shares)	48,941,349
Deferred Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)	5,793,501
Exercise of share options (in shares)	0
Number of shares outstanding at end of period (in shares)	5,793,501